Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balances (in shares) at Oct. 31, 2015	7,059,548
Balances at Oct. 31, 2015	$ 10,363,012	$ 16,267,595	$ 26,630,607	$ (742,057)	$ 25,888,550
Share-based compensation, net (in shares)	35,836
Share-based compensation, net	$ 717,583		717,583		717,583
Repurchase and retirement of common stock (at cost) (in shares)	(14,225)
Repurchase and retirement of common stock (at cost)		(40,150)	(40,150)		(40,150)
Purchase of noncontrolling interest in consolidated subsidiary		(764,229)	(764,229)	764,229
Net income (loss)		(1,778,822)	(1,778,822)	(22,172)	(1,800,994)
Balances (in shares) at Oct. 31, 2016	7,081,159
Balances at Oct. 31, 2016	$ 11,080,595	13,684,394	24,764,989		24,764,989
Share-based compensation, net (in shares)	240,147
Share-based compensation, net	$ 681,426		681,426		681,426
Repurchase and retirement of common stock (at cost) (in shares)	(5,701)
Repurchase and retirement of common stock (at cost)		(18,122)	(18,122)		(18,122)
Net income (loss)		(1,738,771)	(1,738,771)		(1,738,771)
Balances (in shares) at Oct. 31, 2017	7,315,605
Balances at Oct. 31, 2017	$ 11,762,021	11,927,501	23,689,522		23,689,522
Share-based compensation, net (in shares)	379,054
Share-based compensation, net	$ 2,054,119		2,054,119		$ 2,054,119
Repurchase and retirement of common stock (at cost) (in shares)	(272)				(272)
Repurchase and retirement of common stock (at cost)		(1,557)	(1,557)		$ (1,557)
Net income (loss)		1,068,753	1,068,753		1,068,753
Balances (in shares) at Oct. 31, 2018	7,694,387
Balances at Oct. 31, 2018	$ 13,816,140	$ 12,994,697	$ 26,810,837		$ 26,810,837